Trade and other receivables, net - Movements in Allowance for Trade Receivables (Details) - Trade and other receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance For Doubtful Trade Receivables [Roll Forward]
Beginning balance	$ 2,503	$ 1,002	$ 643
Charge of the year	3,656	2,468	758
Acquisition of subsidiary	46	0	0
Unused amounts reversed	(1,314)	(237)	(133)
Used during the year	(48)	(281)	(193)
Exchange differences	(1,070)	(449)	(73)
Ending balance	$ 3,773	$ 2,503	$ 1,002